Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Schedule of future minimum payments under non-cancellable capitalized and operating leases

	Capitalized Leases	Operating Leases
2012	$29,843	$22,435
2013	20,948	16,310
2014	17,273	13,471
2015	5,980	7,327
2016	61	4,869
Thereafter	—	2,936

Total	74,105	$67,348

Less: amount representing interest and other executory costs	(6,002)

Present value of minimum lease payments	$68,103